Environmental rehabilitation provision (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in other provisions [abstract]
Current liabilities	$ 4,204	$ 9,738
Non-current liabilities	72,525	66,032
Environmental rehabilitation provision
Reconciliation of changes in other provisions [abstract]
Balance - Beginning of year	75,770	53,236
Acquisition of Tintic		4,599
New liabilities	3,660	22,353
Revision of estimates	(3,964)	(5,637)
Accretion expense	3,154	3,223
Settlement of liabilities / payment of liabilities	(2,933)	(3,409)
Currency translation adjustment	1,042	1,405
Balance - End of year	76,729	75,770
Current liabilities	4,204	9,738
Non-current liabilities	72,525	66,032
Total liabilities	76,729	$ 75,770
Estimated inflation-adjusted undiscounted cash flows required to settle the environmental rehabilitation	$ 88,600
Weighted average actualization rate	4.47%